Annual Total Returns - Fidelity Short Duration High Income Fund [BarChart] - 04.30 Fidelity Short Duration High Income Fund Retail PRO-11 - Fidelity Short Duration High Income Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2013
Fidelity Short Duration High Income Fund
Bar Chart Table:
Annual Return 2014	0.13%
Annual Return 2015	(3.26%)
Annual Return 2016	10.62%
Annual Return 2017	4.95%
Annual Return 2018	(1.27%)
Annual Return 2019	9.30%
Annual Return 2020	3.96%
Annual Return 2021	3.32%